Lease Obligation (Tables)	8 Months Ended
Oct. 31, 2018
Debt Disclosure [Abstract]
Schedule of Future Minimum Rental Payments	The Companies remaining lease obligation is as follows:
Period	Amount Due
Fiscal Year Ended January 31, 2019	$19,224
Fiscal Year Ended January 31, 2020	44,856
Total	$64,080